Derivative Financial Instruments and Fair Value Measurements - Fair Value and Balance Sheet Locations (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current assets [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current assets [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current liabilities [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current liabilities [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current assets [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current assets [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Prepaid expenses and other [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Prepaid expenses and other [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current liabilities [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current liabilities [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Accrued expenses and other [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Prepaid expenses and other [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Prepaid expenses and other [Member]	Sep. 30, 2012 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current assets [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current liabilities [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current assets [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current liabilities [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Prepaid expenses and other [Member]	Dec. 31, 2011 Successor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Prepaid expenses and other [Member]	Dec. 31, 2011 Successor [Member] Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Accrued expenses and other [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member]	Dec. 31, 2011 Successor [Member] Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member]	Sep. 30, 2012 Successor [Member] Senior Secured Credit Facility [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Credit Facility [Member]	Sep. 30, 2012 Successor [Member] Fixed Rate Long-Term Debt [Member]	Dec. 31, 2011 Successor [Member] Fixed Rate Long-Term Debt [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current assets [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Other non-current liabilities [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current assets [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Interest Rate Cap [Member] Other non-current liabilities [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Prepaid expenses and other [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Not Designated as Hedging Instruments [Member] Foreign Currency Exchange Contracts [Member] Accrued expenses and other [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Prepaid expenses and other [Member]	Dec. 31, 2010 Predecessor [Member] Derivatives Designated as Hedging Instruments [Member] Interest Rate Swap [Member] Accrued expenses and other [Member]	Dec. 31, 2010 Predecessor [Member] Convertible Senior Notes [Member]	Dec. 31, 2008 Predecessor [Member] Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member]	Apr. 21, 2008 Predecessor [Member] Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member]	Dec. 31, 2010 Predecessor [Member] Senior Secured Credit Facility [Member]
Derivatives, Fair Value [Line Items]
Interest rate on senior long-term debt																												10.50%	12.50%															3.25%	3.25%
Long-term Debt, Fair Value																														$ 2,300,000,000	$ 2,300,000,000	$ 2,600,000,000	$ 2,400,000,000										$ 727,900,000			$ 527,300,000
Derivative asset, fair value	781,000	2,647,000	0	0			0	1,592,000	28,000	0					753,000	1,055,000			2,647,000	0		1,592,000		1,055,000		0								364,000	0		0		364,000		0
Derivative liability, fair value	$ 35,867,000	$ 9,964,000			$ 33,992,000	$ 9,383,000					$ 0	$ 0	$ 0	$ 0			$ 1,875,000	$ 581,000	$ 9,964,000		$ 9,383,000		$ 0		$ 581,000		$ 0							$ 5,102,000		$ 0		$ 0		$ 3,425,000		$ 1,677,000